INCOME TAX - Schedule of reconciliation of tax credit (expense) at statutory rate to actual credit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of tax charge
Profit, (loss) before taxation	$ 12,847	$ (8,492)	$ (12,012)
Profit, (loss) multiplied by standard rate of tax in The Netherlands	(3,315)	2,190	3,099
Effects of:
Tax rate in other jurisdictions	255	999	1,123
Non-taxable income	1,384	657	6
Non deductible expenses	(2,081)	(1,527)	(266)
Share based payments	(1,490)	(2,510)	(2,022)
Adjustments of prior periods	(426)	(1,531)	168
Change in statutory applicable tax rate	0	0	0
(De)recognition of deferred tax assets	(3,613)	(333)	0
U.S. State taxes and other	(1,024)	(1,294)	(644)
Income tax credit (expense)	$ (10,310)	$ (3,349)	$ 1,464
Reconciliation of tax charge
Profit, (loss) multiplied by standard rate of tax in The Netherlands	25.80%	25.80%	25.80%
Effects of tax effects rate [Abstract]
Tax rate in other jurisdictions	1.98%	(11.76%)	(9.35%)
Tax rate in other jurisdictions	10.77%	(7.74%)	(0.05%)
Non deductible expenses	(16.20%)	17.98%	2.21%
Share based payments	(11.60%)	29.56%	16.83%
Adjustments of prior periods	(3.32%)	18.03%	(1.40%)
Change in statutory applicable tax rate	0.00%	0.00%	0.00%
(De)recognition of deferred tax assets	(28.12%)	3.92%	0.00%
U.S. State taxes and other	(7.97%)	15.24%	5.36%
Income tax credit (expense) for the year	(80.25%)	39.44%	(12.19%)